Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Detailed Information About In Property Plant Equipment Right Of Use Assets
As of December 31, 2022 and 2021, property, machinery and equipment, net and assets for the right-of-use,
net were summarized as follows:

	2022	2021
Property, machinery and equipment, net	$10,156	10,202
Assets for the right-of-use, net	1,128	1,120

	$11,284	11,322

Disclosure of Net Change in Property, Machinery and Equipment
As of December 31, 2022 and 2021, consolidated property, machinery and equipment, net and the changes in this line item during 2022, 2021 and 2020, were as follows:

	2022
	Land and mineral reserves	Building	Machinery and equipment	Construction in progress 1	Total
Cost at beginning of period	$4,801	2,532	11,727	1,262	20,322
Accumulated depreciation and depletion	(1,226)	(1,494)	(7,400)	—	(10,120)

Net book value at beginning of period	3,575	1,038	4,327	1,262	10,202
Capital expenditures	126	52	406	457	1,041
Stripping costs	25	—	—	—	25

Total capital expenditures	151	52	406	457	1,066
Disposals 2	(4)	(4)	(22)	—	(30)
Business combinations (note 4.1)	32	1	9	1	43
Depreciation and depletion for the period	(153)	(78)	(493)	—	(724)
Impairment losses (note 7)	(12)	(8)	(55)	(2)	(77)
Foreign currency translation effects	(83)	(172)	(19)	(50)	(324)

Cost at end of period	4,843	2,342	11,663	1,668	20,516
Accumulated depreciation and depletion	(1,337)	(1,513)	(7,510)	—	(10,360)

Net book value at end of period	$3,506	829	4,153	1,668	10,156

	2021
	Land and mineral reserves	Building	Machinery and equipment	Construction in progress 1	Total	2020 1
Cost at beginning of period	$4,741	2,438	11,929	1,188	20,296	19,708
Accumulated depreciation and depletion	(1,177)	(1,474)	(7,475)	—	(10,126)	(9,143)

Net book value at beginning of period	3,564	964	4,454	1,188	10,170	10,565
Capital expenditures	81	159	609	—	849	564
Stripping costs	18	—	—	—	18	18

Total capital expenditures	99	159	609	—	867	582
Disposals 2	(20)	(6)	(80)	—	(106)	(63)
Reclassifications 3	(4)	(8)	(29)	(3)	(44)	(18)
Business combinations (note 4.1)	—	—	—	—	—	11
Depreciation and depletion for the period	(108)	(74)	(536)	—	(718)	(736)
Impairment losses (note 7)	(11)	(9)	(15)	(8)	(43)	(306)
Foreign currency translation effects	55	12	(76)	85	76	135

Cost at end of period	4,801	2,532	11,727	1,262	20,322	20,296
Accumulated depreciation and depletion	(1,226)	(1,494)	(7,400)	—	(10,120)	(10,126)

Net book value at end of period	$3,575	1,038	4,327	1,262	10,202	10,170

1
As of December 31, 2022, the Maceo plant in Colombia, finalized significantly in 2017, with an annual capacity of approximately 1.3 million tons of cement, has not initiated commercial operations mainly as the access road has not been finalized. As of the reporting date, the works related to the access road to the plant reflect a significant progress; nonetheless, the beginning of commercial operations is subject also to the successful conclusion of several ongoing processes for the proper operation of the assets and other legal proceedings (note 25.3). As of December 31, 2022, the carrying amount of the plant, is for an amount in Colombian Pesos equivalent to $219.

2
In 2022 includes sales of
non-strategic
fixed assets in the United States and the United Kingdom for $5 and $5, respectively, among others. In 2021 includes sales of non-strategic
fixed assets in Spain, the United States and the United Kingdom for $51, $29 and $12, respectively, among others. In 2020, includes sales of non-strategic
fixed assets in the United Kingdom and the United States for $28 and $18, respectively, among others.

3
In 2021, refers to the reclassification to
held-for-sale
of the assets in Costa Rica and El Salvador for $43 and $1, respectively. In 2020, refers to the reclassification of the assets in France, Puerto Rico, Colombia and Dominican Republic for $8, $5, $3 and $2, respectively.

Summary of Recognized Impairment Losses
During the years ended December 31, 2022, 2021 and 2020 impairment losses of fixed assets by country are as follows:

	2022	2021	2020
United States	$26	18	76
Spain	23	—	135
Colombia	—	10	2
Caribbean TCL	14	—	—
United Kingdom	10	5	39
Puerto Rico	—	—	20
Croatia	—	—	13
Panama	—	—	12
Others	4	10	9

	$77	43	306

Asset for the Right of Use,Net
As of December 31, 2022 and 2021, consolidated assets for the right-of-use,
net and the changes in this caption during 2022, 2021 and 2020, were as follows:

	2022
	Land	Buildings	Machinery and equipment	Others	Total
Assets for the right-of-use at beginning of period	$395	401	1,513	21	2,330
Accumulated depreciation	(147)	(205)	(845)	(13)	(1,210)

Net book value at beginning of period	248	196	668	8	1,120
Additions of new leases	45	21	207	23	296
Cancellations and remeasurements	(15)	(27)	(82)	(1)	(125)
Depreciation	(1)	(77)	(165)	(15)	(258)
Foreign currency translation effects	20	19	48	8	95

Assets for the right-of-use at end of period	439	335	1,570	55	2,399
Accumulated depreciation	(142)	(203)	(894)	(32)	(1,271)

Net book value at end of period	$297	132	676	23	1,128

	2021
	Land	Buildings	Machinery and equipment	Others	Total	2020
Assets for the right-of-use at beginning of period	$409	457	1,502	21	2,389	2,265
Accumulated depreciation	(139)	(253)	(744)	(10)	(1,146)	(980)

Net book value at beginning of period	270	204	758	11	1,243	1,285
Additions of new leases	59	22	143	3	227	213
Cancellations and remeasurements	(28)	(19)	(87)	—	(134)	(76)
Business combinations (note 4.1)	—	—	—	—	—	13
Depreciation	(17)	(37)	(226)	(3)	(283)	(239)
Foreign currency translation effects	(36)	26	80	(3)	67	47

Assets for the right-of-use at end of period	395	401	1,513	21	2,330	2,389
Accumulated depreciation	(147)	(205)	(845)	(13)	(1,210)	(1,146)

Net book value at end of period	$248	196	668	8	1,120	1,243